Basis of preparation (Details) $ in Millions			2 Months Ended	12 Months Ended
	Feb. 09, 2026 USD ($)	Jan. 21, 2026 USD ($)	Feb. 27, 2026 USD ($)	Dec. 31, 2025 USD ($)		Dec. 31, 2025 USD ($)		Dec. 31, 2025 USD ($)		Dec. 31, 2025 USD ($) £ / $		Dec. 31, 2025 USD ($) € / $		Dec. 31, 2025 USD ($) SFr / $		Dec. 31, 2025 USD ($) ¥ / $		Dec. 31, 2024 USD ($)		Dec. 31, 2024 USD ($) £ / $		Dec. 31, 2024 USD ($) € / $		Dec. 31, 2024 USD ($) SFr / $		Dec. 31, 2024 USD ($) ¥ / $		Dec. 31, 2023 USD ($)		Dec. 31, 2023 USD ($) £ / $		Dec. 31, 2023 USD ($) € / $		Dec. 31, 2023 USD ($) SFr / $		Dec. 31, 2023 USD ($) ¥ / $		Dec. 31, 2025 £ / $	Dec. 31, 2025 € / $	Dec. 31, 2025 SFr / $	Dec. 31, 2025 ¥ / $	Dec. 31, 2024 £ / $	Dec. 31, 2024 € / $	Dec. 31, 2024 SFr / $	Dec. 31, 2024 ¥ / $	Dec. 31, 2023 £ / $	Dec. 31, 2023 € / $	Dec. 31, 2023 SFr / $	Dec. 31, 2023 ¥ / $	Dec. 31, 2022 USD ($)
Disclosure of detailed informations about basis of preparation [line items]
Cash and cash equivalents (net of bank overdrafts)				$ 553	[1]	$ 553	[1]	$ 553	[1]	$ 553	[1]	$ 553	[1]	$ 553	[1]	$ 553	[1]	$ 617	[1]	$ 617	[1]	$ 617	[1]	$ 617	[1]	$ 617	[1]	$ 300	[1]	$ 300	[1]	$ 300	[1]	$ 300	[1]	$ 300	[1]													$ 344
Net debt excluding lease liabilities				2,543		2,543		2,543		$ 2,543		$ 2,543		$ 2,543		$ 2,543		2,513		$ 2,513		$ 2,513		$ 2,513		$ 2,513
Upfront payment						9												186										$ 21
Exchange rates
Average rates										1.32		1.13		1.2		0.0067				1.28		1.08		1.14		0.0066				1.24		1.08		1.11		0.0071
Year end rates																																						1.35	1.17	1.26	0.0064	1.25	1.04	1.1	0.0064	1.27	1.1	1.19	0.0071
Integrity orthopaedics | Major business combination
Disclosure of detailed informations about basis of preparation [line items]
Upfront payment		$ 225
Committed facilities
Disclosure of detailed informations about basis of preparation [line items]
Committed facilities				$ 4,100		4,100		4,100		$ 4,100		$ 4,100		$ 4,100		$ 4,100		4,100		$ 4,100		$ 4,100		$ 4,100		$ 4,100
Committed facilities | Average
Disclosure of detailed informations about basis of preparation [line items]
Debt instrument term				4 years 8 months 12 days
Private placement debt
Disclosure of detailed informations about basis of preparation [line items]
Repayment of debt																		$ 405
Borrowings subject to financial covenants				$ 625		625		$ 625		625		625		625		625
Leverage ratio								3.5
Private placement debt | Major debt transactions
Disclosure of detailed informations about basis of preparation [line items]
Repayment of debt			$ 75
Syndicated revolving credit facility
Disclosure of detailed informations about basis of preparation [line items]
Notional amount				$ 1,000		$ 1,000		$ 1,000		$ 1,000		$ 1,000		$ 1,000		$ 1,000
Syndicated revolving credit facility | Major debt transactions
Disclosure of detailed informations about basis of preparation [line items]
Line of credit facility, increase in maximum borrowing capacity	$ 125
Notional amount	$ 1,125

[1]	Cash and cash equivalents is net of bank overdrafts of $4m (2024: $2m, 2023: $2m).